Accounting Policies - Estimated Useful Lives of Property, Plant and equipment (Detail)	12 Months Ended
Oct. 29, 2016
Minimum [Member] | Buildings, Related Improvements and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	P5Y
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	P3Y
Minimum [Member] | Office, Furniture and Other [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	P3Y
Maximum [Member] | Buildings, Related Improvements and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	P39Y
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	P15Y
Maximum [Member] | Office, Furniture and Other [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	P15Y